World Omni Auto Receivables Trust 2016-B

Monthly Servicer Certificate

March 31, 2020

Dates Covered
Collections Period	03/01/20 - 03/31/20
Interest Accrual Period	03/16/20 - 04/14/20
30/360 Days	30
Actual/360 Days	30
Distribution Date	04/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 02/29/20	162,757,646.15	16,047
Yield Supplement Overcollateralization Amount 02/29/20	3,668,255.29	0
Receivables Balance 02/29/20	166,425,901.44	16,047
Principal Payments	9,408,933.33	392
Defaulted Receivables	497,964.95	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 03/31/20	3,332,710.02	0
Pool Balance at 03/31/20	153,186,293.14	15,615

Pool Statistics	$ Amount	# of Accounts
Pool Factor	15.49%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,010,382,244.86	45,848

Delinquent Receivables:
Past Due 31-60 days	4,573,914.12	329
Past Due 61-90 days	1,301,678.37	95
Past Due 91-120 days	304,644.56	23
Past Due 121+ days	0.00	0
Total	6,180,237.00	447

Delinquent Receivables:
Past Due 31-60 days	4,573,914.12
Past Due 61-90 days	1,301,678.37
Past Due 91-120 days	304,644.56
Past Due 121+ days	0.00
Total	6,180,237.05

Total 31+ Delinquent as % Aggregate Ending Principal Balance	3.95%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	1.03%
Delinquency Trigger Occurred	NO

Recoveries	355,855.57
Aggregate Net Losses/(Gains) - March 2020	142,109.38
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.02%
Prior Net Losses Ratio	0.72%
Second Prior Net Losses Ratio	0.96%
Third Prior Net Losses Ratio	0.38%
Four Month Average	0.77%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.53%

Overcollateralization Target Amount	9,631,681.66
Actual Overcollateralization	9,631,681.66
Weighted Average APR	3.90%
Weighted Average APR, Yield Adjusted	5.96%
Weighted Average Remaining Term	26.70

Flow of Funds	$ Amount

Collections	10,276,341.05
Investment Earnings on Cash Accounts	14,499.20
Servicing Fee	0.00
Transfer to Collection Account	0.00
Available Funds	10,290,840.25

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	149,030.96
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	37,497.75
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	9,571,353.01
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	0.00
(9)(b) Distribution to Certificateholders	0.00
(10) Collection Account Redeposits	532,958.53

Total Distributions of Available Funds	10,290,840.25

Servicing Fee	0.00
Unpaid Servicing Fee	138,688.25
Change in amount of the unpaid servicing fee from the prior period	138,688.25

Note Balances & Note Factors	$ Amount

Original Class A	915,480,000.00
Original Class B	26,010,000.00

Total Class A & B
Note Balance @ 03/16/20	153,125,964.49
Principal Paid	9,571,353.01
Note Balance @ 04/15/20	143,554,611.48

Class A-1
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-2
Note Balance @ 03/16/20	0.00
Principal Paid	0.00
Note Balance @ 04/15/20	0.00
Note Factor @ 04/15/20	0.0000000%

Class A-3
Note Balance @ 03/16/20	51,635,964.49
Principal Paid	9,571,353.01
Note Balance @ 04/15/20	42,064,611.48
Note Factor @ 04/15/20	12.9829048%

Class A-4
Note Balance @ 03/16/20	75,480,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	75,480,000.00
Note Factor @ 04/15/20	100.0000000%

Class B
Note Balance @ 03/16/20	26,010,000.00
Principal Paid	0.00
Note Balance @ 04/15/20	26,010,000.00
Note Factor @ 04/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	186,528.71
Total Principal Paid	9,571,353.01
Total Paid	9,757,881.72

Class A-1
Coupon	0.70000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.10000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.30000%
Interest Paid	55,938.96
Principal Paid	9,571,353.01
Total Paid to A-3 Holders	9,627,291.97

Class A-4
Coupon	1.48000%
Interest Paid	93,092.00
Principal Paid	0.00
Total Paid to A-4 Holders	93,092.00

Class B
Coupon	1.73000%
Interest Paid	37,497.75
Principal Paid	0.00
Total Paid to B Holders	37,497.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1981208
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.1661760
Total Distribution Amount	10.3642968

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.1726511
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	29.5412130
Total A-3 Distribution Amount	29.7138641

A-4 Interest Distribution Amount	1.2333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.2333333

B Interest Distribution Amount	1.4416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4416667

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 03/16/20	23,407,920.41
Investment Earnings	13,295.58
Investment Earnings Paid	(13,295.58)
Deposit/(Withdrawal)	-
Balance as of 04/15/20	23,407,920.41
Change	-

Required Reserve Amount	23,407,920.41